Assets Pledged and Received as Collateral - Total assets pledged to creditors (Detail) - Total assets pledged to creditors [Member] - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016 [2]
Total assets pledged to creditors [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 55,882	€ 51,397
Financial assets available for sale	[1]	0	13,814
Loans	[1]	0	0
Total	[1]	€ 55,882	€ 65,211

[1]	Includes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.
[2]	Prior period results have been restated due to a refined approach to determine assets pledged